SCHEDULE OF OTHER (EXPENSES)/EXPENSE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 CNY (¥)	Mar. 31, 2024 CNY (¥)
Other Income and Expenses [Abstract]
Unrealised exchange gains				¥ (4,873)
Allowance for credit losses, net	$ (2,492)	(17,188)	505,754	152
Allowances for obsolete inventories, net	(580)	(3,999)	9,841	688
Impairment of long-live assets			10,496
Government grants		(1,922)	(2,961)	(2,421)
Gain on disposal of subsidiary		(7,272)
Others		27,335	3,958	(1,603)
Total	$ (442)	¥ (3,046)	¥ 527,088	¥ (8,057)